Share Based Compensation	12 Months Ended
Dec. 31, 2023
Share Based Compensations [Abstract]
Schedule of Share-Based Compensation

NOTE 14:- SHARE BASED COMPENSATION

In June and July 2021, the Company’s board of directors approved the issuance of options to purchase an aggregate of 285,422 Ordinary Shares, to be granted under the Company’s 2021 Share Option Plan (the “SOP”) to certain employees, directors and consultants, upon the successful completion of an initial public offering. Out of the total amount of 285,422, options to purchase an aggregate of 201,427 Ordinary Shares were approved on June 27, 2021 and options to purchase an aggregate of 83,995 Ordinary Shares were approved during July 2021. The options were granted in accordance with the “capital gains” under section 102 and section 3(i) of the Israeli Income Tax Ordinance.

Upon the completion of the IPO, on February 4, 2022, the Company granted the following options under the SOP: (i) options to purchase an aggregate of 71,496 Ordinary Shares to the chairman of the Company’s board of directors who served until December 28, 2022, at a price of $4.20 per Ordinary share, and vest 8.33% at the end of each three month period of continuous services to the Company. The fair value of this grant was $90,085 calculated using the Black Scholes model.

Options to purchase an aggregate of 53,622 Ordinary Shares were forfeited, and 17,874 were expired. (ii) options to purchase an aggregate of 12,500 Ordinary Shares to the Company’s directors, at a price of $4.20 per Ordinary share, and vest 6.25% at the end of each three month period of continuous services to the Company. The fair value of this grant was $15,750 calculated using the Black Scholes model; and (iii) options to purchase an aggregate of 169,588 Ordinary Shares to certain employees and consultants, at a price of $4.20 per Ordinary share, and will vest 50% on February 4, 2024 and thereafter 6.25% every three months period of continuous services to the Company. The fair value of this grant was $191,634 calculated using the Black Scholes model.

On April 3, 2022, the Company granted options to purchase up to 31,838 Ordinary Shares under the SOP, to the Company’s Chief Financial Officer, at a price of $4.20 per Ordinary share, and vest 50% on April 3, 2024 and 6.25% every three months thereafter. The fair value of this grant was $10,204 calculated based on the Black Scholes model.

On December 28, 2022, the Company issued options to purchase up to 2,500 Ordinary Shares under the SOP, to one of the Company’s directors, at a price of $4.20 per Ordinary share, and will vest 50% on December 28, 2024 and 6.25% every three months thereafter. The exercise price of the options is $4.2 per Ordinary share. The fair value of this grant was $188 calculated using the Black Scholes model.

On May 15, 2023, the compensation committee of the board of directors of the Company, approved the repricing of the exercise price of the existing options to purchase Ordinary Shares of certain of the Company’s officers, directors and service providers, who currently provide services to the Company, from $4.20 to $1.00 per share (the “Repricing”). Other than the exercise price, all other terms of the existing options granted to such officers and directors did not change. On June 28, 2023, the Company’s shareholders approved the Repricing for board members, officers and related party. The Repricing was recognized as a modification with additional expense of $58,818.

Share-based compensation was recorded in the following items within the statements of operation:

Year ended December 31, 2023

Cost of revenues	$16,642
Research and development, net	27,659
Sales and marketing	12,070
General and administrative	70,398

Total expenses	$126,769

A summary of the stock option activity for the year ended December 31, 2023 is as follows:

	Number of options	Weighted average exercise price*)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value*)

Options outstanding as of January 1, 2023	234,300	$1	3.89	$-
Granted	-	-	-	-
Forfeited	(17,874)	$1	2.89	$0.05

Options outstanding as of December 31, 2023	216,426	$1	2.89	$0.05

Options exercisable as of December 31, 2023	5,468	$1	2.89	$0.05

*)	Reflets the Repricing.

The weighted-average grant-date fair value of options as of December 31, 2022 was $1.09. There were no grants in years 2023 and 2021.

As of December 31, 2023, the Company had 210,958 unvested options. As of December 31, 2023, the unrecognized compensation cost related to all unvested options of $160,320 is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 2.14 years.